Income Taxes (Details 2) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets
Net operating loss	$ 5,981,004	$ 4,305,729
Stock Options	5,890,565	5,276,885
Charitable Contributions	1,267	1,267
Basis Difference in Intangible Assets	99,296	39,125
Basis Difference Fixed Assets	5,096
Accrued Payroll	42,939	97,127
Valuation Allowance	(11,983,078)	(9,559,975)
Total Deferred Tax Asset	37,089	160,158
Debt Discounts	(27,086)	(115,553)
Debt Issuance Costs	(10,003)	(42,667)
Basis Difference Fixed Assets		(1,938)
Total Deferred Tax Liability	(37,089)	(160,158)
Net Deferred Tax Asset